Accounts Receivable, Net - Summary of Credit Loss Provision Related to Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	¥ 0	¥ 0	¥ (922)
Impact of adoption to ASC 326	0	0	(3,122)
Balance at beginning of the year	(2,296)	(4,449)
Current year provision	(993)	(715)	(1,907)
Current year reversal	986	2,868	1,502
Balance at end of the year	(2,303)	(2,296)	(4,449)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at beginning of the year	¥ (2,296)	(4,449)	(4,044)
Balance at end of the year		¥ (2,296)	¥ (4,449)